Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2025	31 December 2024	30 June 2025	30 June 2024

Argentine peso	1 193.35	1 032.79	-	-
Brazilian real	5.46	6.19	5.83	5.02
Canadian dollar	1.37	1.44	1.41	1.36
Chinese yuan	7.16	7.30	7.26	7.20
Colombian peso	4 063.06	4 415.40	4 201.57	3 878.19
Euro	0.85	0.96	0.92	0.92
Mexican peso	18.89	20.27	20.03	16.99
Peruvian sol	3.55	3.77	3.69	3.76
Pound sterling	0.73	0.80	0.77	0.79
South African rand	17.78	18.88	18.46	18.82
South Korean won	1 354.35	1 474.05	1 439.97	1 347.46